PC&J PERFORMANCE FUND

  Semi-Annual Report
  to Shareholders
  June 30, 1997

  ---------------------------------------------------------------------------








                 The PC&J Performance Fund is a registered investment
            company under the Investment Company Act of 1940 and, for your protection, is regulated by the Securities and Exchange Commission. The enclosed 1997 Semi-Annual Report is for your information and is provided to you in compliance with ongoing Securities and Exchange Commission regulations. This report requires no action on your part. Please give us a call if you have any questions.


                           /s/ James Johnson
                           ----------------------------
                                  James Johnson
                                    Secretary

                           /s/ Kathleen Carlson
                           ----------------------------
                                  Kathleen Carlson
                                     Treasurer

  PC&J PERFORMANCE FUND

  FINANCIAL HIGHLIGHTS

  The information contained in the table below for the years ended December 31, 1996, 1995, 1994, and 1993 have been derived from data contained in financial statements examined by Deloitte & Touche, independent certified public accountants. The information for the six months ended June 30, 1997 have been derived from data contained in the unaudited financial statements but which are believed to include all adjustments necessary for a fair presentation. Such information should be read in conjunction with the enclosed financial statements.
  ----------------------------------------------------------------------

  Selected Data for Each Share
  of Capital Stock Outstanding             1997       1996       1995       1994       1993
  Throughout the Period                (Unaudited)
                                       -------------------------------------------------------
  NET ASSET VALUE-BEGINNING OF PERIOD     $21.11     $19.18     $17.68     $18.13     $17.90
                                       -----------  ---------  ---------  ---------  ---------
  Income from investment
  operations:
     Net investment income/(loss)          (0.01)      0.06       0.03       0.06       0.08
     Net realized and unrealized
      gain on securities                    4.01       3.73       3.99       0.08       2.47
                                       -----------  ---------  ---------  ---------  ---------
  TOTAL FROM INVESTMENT OPERATIONS          4.00       3.79       4.02       0.14       2.55
                                       -----------  ---------  ---------  ---------  ---------
  Less dividends:
     From net investment income            (0.00)     (0.06)     (0.03)     (0.06)     (0.08)
     From net realized gain
      on investments                       (0.00)     (1.80)     (2.49)     (0.53)     (2.24)
                                       -----------  ---------  ---------  ---------  ---------
  TOTAL DIVIDENDS                          (0.00)     (1.86)     (2.52)     (0.59)     (2.32)
                                       -----------  ---------  ---------  ---------  ---------

  NET ASSET VALUE-END OF PERIOD           $25.11     $21.11     $19.18     $17.68     $18.13
                                       ===========  =========  =========  =========  =========

   TOTAL RETURN <F1>                       18.95%     19.80%     22.74%      0.77%     14.25%


  RATIOS TO AVERAGE NET ASSETS
     Expenses                              1.49 %<F2>  1.50%      1.50%      1.50%      1.52%
     Net investment income/(loss)         (0.08)%<F2>  0.30%      0.13%      0.35%      0.45%

  Portfolio turnover rate                 27.84 %<F2> 64.31%     76.71%     68.56%     63.28%

  Average commissions per share<F3>       $0.10

  Net assets at end of period (000's)    $31,995     $28,638    $23,949    $19,753    $19,670


<F1> TOTAL RETURN IS A MEASURE OF PAST PERFORMANCE AND IS NOT A GUARANTEE OF
     FUTURE PERFORMANCE.
<F2> ANNUALIZED
<F3> DUE TO NEW SEC DISCLOSURE GUIDELINES, AVERAGE COMMISSIONS PAID ON EQUITY
     TRANSACTIONS ARE CALCULATED ONLY FOR THE CURRENT YEAR AND NOT FOR THE PRIOR YEARS.

  PC&J PERFORMANCE FUND

  SCHEDULE OF INVESTMENTS
  JUNE 30, 1997
  (UNAUDITED)

  ---------------------------------------------------------------------------
                                      PERCENT    NUMBER       MARKET
  SECURITY (Note A)                    OF NET      OF         VALUE
                                       ASSETS    SHARES
  ---------------------------------------------------------------------------
  COMMON STOCKS:
  Capital goods and transportation:     6.5%
     Emerson Electric Co.                        15,600      $   858,975
     General Electric Co.                        18,600        1,209,000
                                                             ------------
                                                               2,067,975

  Consumer cyclical:                    3.7
     Disney (Walt) Co.                            8,000          642,000
     K Mart Corp. <F1>                           45,000          548,437
                                                             ------------
                                                               1,190,437

  Consumer staple:                     17.7
     American Home Products                      14,000        1,071,000
     Campbell Soup                               17,200          860,000
     Clorox Company                               7,000          925,313
     Columbia/HCA Corp.                           9,350          367,572
     Gillette Company                             8,800          833,800
     Merck & Co., Inc.                            9,000          920,812
     Shared Medical Systems Corp.                12,500          675,000
                                                             ------------
                                                               5,653,497

  Energy:                              12.4
     Chevron Corp.                               10,200          754,163
     Cooper Cameron Corp.                        24,000        1,122,000
     Mobil Corp.                                 11,600          810,550
     Newpark Resources Inc. <F1>                 38,240        1,290,600
                                                             ------------
                                                               3,977,313

  Financial services:                  20.2
     American Express Co.                        13,500        1,005,750
     Citicorp                                     8,200          988,613
     Fannie Mae                                  15,000          654,375
     Franklin Resources Inc.                     12,000          870,750
     Northern Trust Corp.                        18,900          914,287
     Norwest Corp.                               12,000          675,000
     Schwab (Charles) Corp.                      12,900          522,450
     SunAmerica Inc.                             16,900          823,875
                                                             ------------
                                                               6,455,100
                                      -------                ------------

  COMMON STOCKS                        60.5%                 $19,344,322


<F1>NON-INCOME PRODUCING SECURITY.

SEE NOTES TO FINANCIAL STATEMENTS.

  PC&J PERFORMANCE FUND

  JUNE 30, 1997
  (UNAUDITED)

  ---------------------------------------------------------------------------
                                      PERCENT    NUMBER OF    MARKET
  SECURITY (Note A)                    OF NET     SHARES      VALUE
                                       ASSETS
  ---------------------------------------------------------------------------
  COMMON STOCKS FORWARD:               60.5%                 $19,344,322
                                      -------                ------------

  Industrial commodities:               6.7
     Aluminum Co. of America                     10,200          768,825
     Raychem Corp.                                7,000          520,625
     Sealed Air Corp. <F1>                       18,000          855,000
                                                             ------------
                                                               2,144,450

  Technology:                          17.1
     Boeing Co.                                  12,200          647,362
     Computer Associates                         16,500          918,844
     International Business Machines Inc.        11,200        1,010,800
     Microsoft Corp. <F1>                         9,400        1,187,925
     NCR Corp.                                   15,800          468,075
     United Technologies Corp.                   14,800        1,228,400
                                                             ------------
                                                               5,461,406

  Telecommunications:                   8.2
     America Online <F1>                         13,200          734,250
     Dynatech Corp.                              20,700          740,025
     Lucent Technologies Inc.                    16,192        1,166,836
                                                             ------------
                                                               2,641,111
                                      -------                ------------
  TOTAL COMMON STOCKS
     (Cost $18,516,752)                92.5                   29,591,289



  SHORT-TERM OBLIGATIONS
     (Cost $2,106,508)                  6.6                    2,106,508
                                      -------                ------------

  TOTAL INVESTMENTS
     (Cost $20,623,260)                99.1%                 $31,697,797
                                      =======                ============


<F1> NON-INCOME PRODUCING SECURITY.

   SEE NOTES TO FINANCIAL STATEMENTS.

   PC&J PERFORMANCE FUND

  STATEMENT OF ASSETS AND LIABILITIES
  JUNE 30, 1997
  (UNAUDITED)
-------------------------------------------------------------------------

  ASSETS:
  Investments in securities, at market value
       (Cost basis - $20,623,260) (Notes A & D)       $31,697,797
                                                      ------------

  Receivables:
       Dividends and interest                              20,148
       Securities sold                                    315,902
                                                      ------------
  Total receivables                                       336,050
                                                      ------------
  Total assets                                         32,033,847

  LIABILITIES _ Accrued expenses (Note B)                 (39,021)


  NET ASSETS                                          $31,994,826
                                                      ============


  SHARES OUTSTANDING (Unlimited authorization - no
     par value):
       Beginning of period                              1,356,577
       Net decrease (Note C)                              (82,243)
                                                      ------------
       End of Period                                    1,274,334
                                                      ============



  NET ASSET VALUE PER SHARE                               $25.11
                                                      ============


  NET ASSETS CONSIST OF:
       Paid in capital                                $19,495,624
       Net unrealized appreciation on investments      11,074,537
       Undistributed net investment loss                  (11,507)
       Undistributed net realized gain on               1,436,172
         investments                                         ------------

       Net Assets                                     $31,994,826
                                                      ============

  SEE NOTES TO FINANCIAL STATEMENTS.

  PC&J PERFORMANCE FUND

  STATEMENT OF OPERATIONS
  FOR THE SIX MONTHS ENDED JUNE 30, 1997
  (UNAUDITED)
  ---------------------------------------------------------------------------

  INVESTMENT INCOME (Note A):
       Dividends                                      $   152,234
       Interest                                            56,013
                                                      ------------
  Total investment income                                 208,247
                                                      ------------

  EXPENSES (Note B):
       Investment advisory fee                            146,503
       Management fee                                      73,251
                                                      ------------
  Total expenses                                          219,754
                                                      ------------

  NET INVESTMENT LOSS                                     (11,507)
                                                      ------------

  REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note D):

       Net realized gain on investments                 1,436,172
       Change in unrealized appreciation of             3,757,997
          investments
                                                      ------------

  NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS       5,194,169
                                                      ------------


  NET INCREASE IN NET ASSETS FROM OPERATIONS          $ 5,182,662
                                                      ============

  SEE NOTES TO FINANCIAL STATEMENTS.

  PC&J PERFORMANCE FUND

  STATEMENTS OF CHANGES IN NET ASSETS

  -----------------------------------------------------------------------------
                                            For the Six Months    For the Year
                                                   Ended             Ended
                                              June 30, 1997     December 31, 1996
                                               (Unaudited)
                                            ------------------  -----------------
  INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
       Net investment income/(loss)           $   (11,507)        $    77,833
       Net realized gain on investments         1,436,172           2,249,448
       Change in unrealized appreciation/
         depreciation of investments            3,757,997           2,452,080
                                              ------------        ------------
  Net increase in net assets from operations    5,182,662           4,779,361


  DIVIDENDS TO SHAREHOLDERS:
       Dividends from net investment income             0             (77,833)
       Dividends from net realized gain                 0          (2,249,448)
         on investments
                                              ------------        ------------
  Net decrease in assets from dividends                 0          (2,327,281)
       to shareholders

  INCREASE /(DECREASE)IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS (Note C)                        (1,825,828)          2,237,215
                                              ------------        ------------
  Total increase in net assets                  3,356,834           4,689,295

  NET ASSETS:
       Beginning of period                     28,637,992          23,948,697
                                              ------------        ------------

       End of period                          $31,994,826         $28,637,992
                                              ============        ============


  SEE NOTES TO FINANCIAL STATEMENTS.

  PC&J PERFORMANCE FUND

  NOTES TO FINANCIAL STATEMENTS
  ---------------------------------------------------------------------------

  A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     PC&J Performance Fund (the 'Fund') commenced operations on December 23, 1983, as a 'no-load, open-end, diversified' investment company. It is organized as an Ohio business trust and is registered under the Investment Company Act of 1940.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates or assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (1) Security Valuations - Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities traded on the over-the-counter market are valued at the average of the closing bid and ask prices.

     (2) Federal Income Taxes - The Fund has elected to be treated as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code and to distribute all of its net investment income and realized gains on security transactions. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.

     (3) Other - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on sales are determined using the first-in first-out method. Dividends to shareholders from net investment income and net realized capital gains are declared and paid annually. Dividend income is recorded on the ex-dividend date. Interest income is accrued daily.

  B. INVESTMENT ADVISORY AGREEMENT AND MANAGEMENT AGREEMENT



     The Fund has an investment advisory agreement with Parker Carlson & Johnson, Inc. (the 'Advisor'), wherein the Fund pays the Advisor a monthly advisory fee, accrued daily, based on an annual rate of one percent of the daily net assets of the Fund. Investment advisory fees were $146,503 for the six months ended June 30, 1997.

     The Fund has a management agreement with PC&J Service Corp., (the 'Service Corp.'), wholly owned by the shareholders of the Advisor. The Fund pays Service Corp. for the overall management of the Fund's business affairs, exclusive of the services provided by the Advisor, and functions as the Fund's transfer and dividend disbursing agent. Service Corp. pays all expenses of the Fund (with certain exclusions) and is entitled to a monthly fee, accrued daily, based on an annual rate of one-half of one percent of the daily net assets of the Fund. Management fees were $73,251 for the six months ended June 30, 1997.

     The Fund's shareholders have adopted a Distribution Expense Plan ('Plan') pursuant to Rule 12b-1 of the Investment Company Act of
     1940. This Plan authorizes payments under the investment advisory agreement and management agreement described above which might be deemed to be expenses primarily intended to result in the sale of Fund shares. No other payments are authorized under the Plan.

     Certain officers and trustees of the Fund are officers and trustees, or both, of the Advisor and of Service Corp.

  PC&J PERFORMANCE FUND

  NOTES TO FINANCIAL STATEMENTS - (Concluded)
  ---------------------------------------------------------------------------

  C. CAPITAL SHARE TRANSACTIONS         For the Six Months         For the Year
                                              Ending                  Ending
                                          June 30, 1997          December 31, 1996
                                     ------------------------------------------------
    Shares sold                         60,609  $ 1,364,489      128,018  $ 2,600,524
    Shares issued in reinvestment
     of dividends                            0            0      110,243    2,327,281
    Shares redeemed                   (142,852)  (3,190,317)    (130,060)  (2,690,590)
                                     ---------- ------------   ---------- ------------
    Net increase/(decrease)            (82,243) $(1,825,828)     108,201  $ 2,237,215
                                     ========== ============   ========== ============



  D. INVESTMENT TRANSACTIONS

     Securities purchased and sold (excluding short-term obligations) for the period ended June 30, 1997 aggregated $3,770,748 and $5,789,166, respectively.

     At June 30, 1997 gross unrealized appreciation on investments was $11,352,454 and gross unrealized depreciation on investments was $277,917 for net unrealized appreciation of $11,074,537 for financial reporting and federal income tax purposes.